Investments Accounted for Using the Equity Method - Summary of Investments in Associates and Joint Ventures (Details) - EUR (€) € / shares in Units, € in Millions		2 Months Ended	6 Months Ended
		Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2024	[1]	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Investments accounted for using the equity method		€ 3,563	€ 3,563			€ 316
Share of profit/(loss) from investments accounted for using the equity method		11	85	€ (22)
Associates and joint ventures
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions		637	€ 637			160
EUROAPI
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in associate	[2]		29.60%
Investments in associates	[2]	82	€ 82			82
Opella
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in associate	[3]		48.20%
Investments in associates	[3]	€ 3,239	€ 3,239			€ 0
Loans to Associates	[3]		€ 241
EUROAPI
Disclosure of transactions between related parties [line items]
Stock price (in euro per share)		€ 2.89	€ 2.89			€ 0.0288
MSP Vaccine Company | MCM Vaccine BV
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary			100.00%
Infraserv GmbH & Co. Höchst KG
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture	[4]		31.20%
Investments in joint ventures	[4]	€ 93	€ 93			€ 102
MSP Vaccine Company
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture	[5]		50.00%
Investments in joint ventures	[5]	79	€ 79			81
Other investments
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture			0.00%
Investments in joint ventures		€ 70	€ 70			€ 51

[1]	Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[2]	The investment in EUROAPI includes an impairment loss booked in prior years determined by reference to the quoted market price (€2.89 as of June 30, 2025, and €2.88 as of December 31, 2024).
[3]
(a)Following the loss of control of Opella, Sanofi holds 48.2% of OPAL JV Co (CD&R holds 50% and Bpifrance holds 1.8%), see Note B.1.. As of June 30, 2025, the investment includes a €241 million loan to OPAL JV Co being in substance part of the investment.

[4]	Joint venture.
[5]	Joint venture. MSP Vaccine Company owns 100% of MCM Vaccine BV